Premises And Equipment - Major Categories of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 151,168	$ 145,365
Less accumulated depreciation	(93,197)	(85,872)
Premises and equipment, net	57,971	59,493
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	19,577	19,123
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	75,472	74,525
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	52,719	47,839
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 3,400	$ 3,878